SEGMENT INFORMATION (Details) - item	3 Months Ended				12 Months Ended			15 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Major Customers
Number of customers individually exceeding 10% of consolidated revenue	0		0		0	0	0	0
Number of major customers	5	5			5
Five Largest Customers [Member]
Major Customers
Concentration risk (as a percent)	28.00%	28.00%	30.00%	33.00%	28.00%	33.00%	34.00%